UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

466 Lexington Avenue, New York, New York			10017-3140
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse High Yield Bond Fund 466 Lexington Avenue New York, New York 10017-3140
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2005 to April 30, 2006

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
466 Lexington Avenue
New York, NY 10017

Trustees

Enrique R. Arzac - Chairman of the Board

James Cattano

Lawrence J. Fox

Lawrence Haber

Steven Rappaport

Officers

Steven B. Plump

Chief Executive Officer and President

Martha B. Metcalf

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Ajay Mehra

Chief Legal Officer

J. Kevin Gao

Senior Vice President and Secretary

Michael A. Pignataro

Chief Financial Officer and Vice President

Robert Rizza

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, NY 10017

Administrator

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Custodian

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT

April 30, 2006
(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

  June 16, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmarks	Performance
Total Return (based on NAV)[1]	7.74%
Total Return (based on market value)[1]	(7.61)%
Merrill Lynch US High Yield Master II Constrained Index[2]	5.01%
Citigroup High-Yield Market Index[2]	4.56%

Market Overview

The high yield market has experienced six consecutive months of positive returns, generating returns of 5.01% for the semi-annual period ending April 30, 2006 (according to the Merrill Lynch US High Yield Master II Constrained benchmark). Low-rated securities outperformed the broader market with returns of 9.98% while the more interest rate sensitive BB-rated securities underperformed, returning 3.10%. For the time period, average spreads tightened 68 basis points to 303 versus treasuries.

All sectors within the benchmark posted positive returns for the period with Airlines, Theaters, and Building Materials leading the way. Auto performance was volatile. The sector was the largest detractor from market performance for February 2006 and November 2005, but the largest contributor to performance in January 2006 and March 2006. Sectors that underperformed the index include Utilities and Energy.

Credit fundamentals continue to be supportive of the high yield market. Moody's default rate remains low, drifting from 1.96% in November 2005 to 1.65% for the month of April 2006. In addition, the high yield distressed ratio, a leading indicator for future default rates, remains low at 2.8% for April 2006. The technical environment remains constructive as well. The new issue calendar has remained light for most of the period, and even though it has picked up with several large deals more recently, market technicals remain firm as cash from coupon and bond redemptions has outpaced supply.

Strategic Review

The Fund outperformed in the period, benefiting from an underweight to the more interest rate sensitive BB-rated securities. The Fund's overweight to higher yielding securities also provided positive contribution to return.

Superior security selection, coupled with an overweight in the Buildings Materials, Electronics, Packaging, as well as Support-Services sectors, provided the greatest positive contribution to the Fund's relative performance in the period. Positive security selection in the Gaming, Steel, Telecom-Wireless and Utility sectors also added to relative returns. Security selection in the Autos sector detracted from returns.

Benchmark Review

Structural changes within the high yield universe have necessitated an evaluation of our benchmark. Specifically, the downgrades of General Motors Corp. and Ford Motor Company have created high issuer concentrations in the traditional high yield indices. After extensively studying the various benchmarks available, the fund will switch its reference index to the Merrill Lynch US High Yield Master II Constrained Index. This index caps issuer weights to a maximum of 2% and therefore addresses current and future concentration issues.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Outlook and Strategy

We remain cautiously optimistic for high yield returns for the remainder of 2006. Robust economic growth, low defaults, and a below average distressed ratio provide the backdrop for a favorable fundamental outlook in our view. In addition, the new issue calendar has remained light, leading to a strong technical demand. Though yield spreads are still near historic lows, we believe the market conditions support current levels and believe that they could remain range-bound going forward. With yields hovering in the 8% area, coupon income generation alone could potentially provide more than respectable total returns. Strategically, we will look to use the market's strength as an opportunity to exit some less liquid, deteriorating credits.

We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management, LLC at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Martha Metcalf  Steven B. Plump
Chief Investment Officer*  Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

We wish to remind shareholders whose shares are registered in their own name that they automatically participate in the Fund's dividend reinvestment program known as the InvestlinkSM Program (the "Program"). The Program can be of value to shareholders in maintaining their proportional ownership interest in the Fund in an easy and convenient way. A shareholder whose shares are held in the name of a broker/dealer or nominee should contact the Fund's Transfer Agent for details about participating in the Program.

  *  Martha B. Metcalf is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and head of the U.S. High Yield Management Team. She has served in these capacities since 2005. As of November 2005, she is primarily responsible for the management of the Fund's assets. From 2000 until 2005, she was a Managing Director and Portfolio Manager of Global High Yield Bonds, and head of a global high yield business with responsibility for total return, as well as structured portfolios at Invesco. Prior to her tenure at Invesco, Ms. Metcalf served for over ten years at JP Morgan Investment Management, where she was Vice President and Portfolio Manager for High Yield Corporate Bonds.

  **  Steven B. Plump is a Managing Director of Credit Suisse and CEO/President of the Fund. He joined Warburg Pincus Asset Management ("WPAM") in 1995 and came to Credit Suisse in 1999 when it acquired WPAM.

1  Assuming reinvestment of dividends of $0.24 per share.

2  Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index. In order to ensure that the index the Fund is benchmarked against is best aligned with the Fund's emphasis on diversification and risk management, effective February 28, 2006, this index replaces the Citigroup High Yield Market Index, a broad-based, unmanaged index of high-yield securities that is compiled by Citigroup Global Markets Inc.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Top Ten Holdings

(% of net assets as of 4/30/06)

Security Description

1.	Ford Motor Credit Co. 6.625% 06/16/08	2.24%
2.	General Motors Acceptance Corp. 5.625% 05/15/09	1.70%
3.	Allied Waste North America, Inc. 7.375% 04/15/14	1.46%
4.	CSC Holdings, Inc. 7.250% 04/15/12	1.45%
5.	El Paso Production Holding Co. 7.750% 06/01/13	1.25%
6.	Tenet Healthcare Corp. 9.875% 07/01/14	1.24%
7.	Charter Communications Holdings LLC 10.250% 09/15/10	1.09%
8.	Mediacom Broadband LLC 8.500% 10/15/15	1.06%
9.	SunGard Data Systems, Inc. 10.250% 08/15/15	0.93%
10.	R.H. Donnelley Corp. 6.875% 01/15/13	0.89%

Credit Quality Breakdown

(% of total investments as of 4/30/06)

S&P Ratings
BBB	0.5%
BB	14.0
B	56.4
CCC	25.5
CC	0.8
C	0.1
D	0.7
NR	1.8
Subtotal	99.8
Equities and Other	0.2
Total	100.0%

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (132.0%)
Aerospace (2.1%)
$1,100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81) §	(B, B3)	02/01/18	7.625	$1,134,375
725	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	722,281
350	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	359,625
2,000	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94) §	(BB+, Ba3)	01/15/15	5.875	1,890,000
750	Sequa Corp., Series B, Senior Notes	(BB-, B1)	04/01/08	8.875	785,625
					4,891,906
Agriculture (0.6%)
1,400	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B, B3)	11/01/10	10.500	1,491,000
Airlines (0.5%)
1,200	American Airlines, Inc., Series 01-2, Pass Thru Certificates	(B, B1)	10/01/06	7.800	1,203,627
Auto Loans (5.5%)
1,750	Ford Motor Credit Co., Global Notes	(BB-, Ba2)	10/01/13	7.000	1,541,918
5,525	Ford Motor Credit Co., Notes	(BB-, Ba2)	06/16/08	6.625	5,193,467
4,200	General Motors Acceptance Corp., Global Notes §	(BB, Ba1)	05/15/09	5.625	3,936,853
2,250	General Motors Acceptance Corp., Global Notes §	(BB, Ba1)	12/01/14	6.750	2,053,933
					12,726,171
Automobile Parts & Equipment (4.3%)
575	Accuride Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $104.25) §	(B-, B3)	02/01/15	8.500	570,688
1,000	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50) #	(CCC+, B3)	12/01/11	9.000	1,010,000
1,200	American Tire Distributors Holdings, Inc., Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa2)	04/01/13	10.750	1,128,000
425	ArvinMeritor, Inc., Notes	(BB, Ba2)	03/01/12	8.750	438,281
400	Cooper-Standard Automotive, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.19)	(B-, Caa1)	12/15/14	8.375	328,000
1,900	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50) §	(B-, B3)	07/01/15	9.000	1,966,500
800	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+, Caa1)	04/01/13	11.000	844,000
500	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(B-, Caa1)	11/01/13	9.750	455,000
96	Meritor Automotive, Inc., Notes	(BB, Ba2)	02/15/09	6.800	95,760
900	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	832,500
600	Stoneridge, Inc., Global Company Guaranteed Notes (Callable 05/01/07 @ $105.75)	(B+, B2)	05/01/12	11.500	558,000
800	Tenneco Automotive, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31) §	(B, B3)	11/15/14	8.625	814,000
1,000	Visteon Corp., Global Senior Notes	(B-, B3)	08/01/10	8.250	902,500
					9,943,229
Automotive (0.7%)
1,200	General Motors Corp., Global Debentures §	(B, B3)	07/15/33	8.375	900,000
1,075	General Motors Corp., Global Senior Notes §	(B, B3)	07/15/13	7.125	814,313
					1,714,313
Beverages (0.3%)
600	Le-Natures, Inc., Rule 144A, Senior Subordinated Notes (Callable 06/15/08 @ $104.50) ‡	(CCC+, B3)	06/15/13	10.000	627,000
Brokerage (0.5%)
1,150	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00) §	(B+, B1)	06/15/11	8.000	1,193,125
Building & Construction (2.5%)
625	K Hovnanian Enterprises, Global Company Guaranteed Notes	(BB, Ba1)	01/15/16	6.250	572,104
975	KB Home, Senior Subordinated Notes	(BB-, Ba2)	12/15/08	8.625	1,034,891
900	Standard Pacific Corp., Global Senior Notes	(BB, Ba2)	08/15/15	7.000	841,500
1,200	Technical Olympic USA, Inc., Rule 144A, Global Senior Subordinated Notes ‡	(B-, B2)	01/15/15	7.500	1,080,000
300	Technical Olympic USA, Inc., Rule 144A, Senior Notes ‡	(B+, Ba3)	04/01/11	8.250	300,375
1,000	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.56)	(B+, Ba3)	05/01/12	9.125	1,010,000
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $105.38) §	(B, B2)	04/01/13	10.750	1,005,000
					5,843,870
Building Materials (5.4%)
1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.62) +	(CCC, Caa3)	03/01/14	0.000	615,000
1,300	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B2)	08/01/14	7.750	1,303,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Building Materials
$750	Compression Polymers Holding Corp., Rule 144A, Senior Notes (Callable 07/01/09 @ $105.25) ‡	(B-, B2)	07/01/13	10.500	$772,500
500	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17)	(CCC, Caa3)	06/15/09	13.000	442,500
750	Dayton Superior Corp., Global Secured Notes (Callable 06/15/06 @ $105.62)	(B-, Caa1)	09/15/08	10.750	781,875
2,000	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ 103.94) §	(B-, B3)	12/15/12	7.875	2,010,000
1,100	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75) §	(CCC, Caa1)	02/01/14	9.500	1,149,500
325	Norcraft Companies LP, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B3)	11/01/11	9.000	341,250
750	Norcraft Holdings LP, Global Senior Discount Notes (Callable 09/01/08 @ $104.88) +	(B-, Caa1)	09/01/12	0.000	611,250
1,100	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, Caa1)	09/01/14	8.500	1,133,000
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) +§	(CCC+, Caa2)	03/01/14	0.000	766,250
1,000	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(B-, B3)	02/15/12	9.000	967,500
1,000	RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 11/01/08 @ $104.75) ‡	(CCC+, Caa1)	11/01/12	9.500	1,050,000
1,275	Werner Holding Co., Inc., Series A, Company Guaranteed Notes (Callable 06/26/06 @ $100)	(CC, Caa3)	11/15/07	10.000	408,000
					12,351,875
Chemicals (5.7%)
650	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	718,250
876	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25) +	(B, Caa2)	10/01/14	0.000	696,420
1,000	Equistar Chemicals LP/ Equistar Funding Corp., Global Company Guaranteed Notes	(BB-, B2)	09/01/08	10.125	1,076,250
227	Huntsman Company LLC, Global Company Guaranteed Notes (Callable 10/15/07 @ $105.81)	(BB-, Ba3)	10/15/10	11.625	256,510
773	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75) #	(B, B2)	07/15/12	11.500	888,950
1,100	IMC Global, Inc., Global Senior Notes (Callable 08/01/08 @ $105.44)	(BB, Ba3)	08/01/13	10.875	1,254,000
1,450	IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/06 @ $105.62)	(BB, Ba3)	06/01/11	11.250	1,540,625
1,200	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B-, Caa1)	11/15/14	0.000	894,000
1,000	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25) §	(BB-, B1)	06/01/13	10.500	1,123,750
1,375	Millennium America, Inc., Global Company Guaranteed Notes §	(BB-, B1)	06/15/08	9.250	1,443,750
750	Nalco Co., Global Senior Notes (Callable 11/15/07 @ $103.88)	(B-, B2)	11/15/11	7.750	757,500
925	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+, B3)	05/15/10	10.625	1,003,625
832	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B-, B2)	06/01/10	11.500	923,520
550	Tronox Worldwide/Finance, Rule 144A, Senior Notes (Callable 12/01/09 @ $104.75) ‡	(B+, B1)	12/01/12	9.500	580,250
					13,157,400
Consumer Products (3.5%)
850	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13) +	(B-, Caa1)	10/01/12	0.000	690,625
1,525	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	1,383,937
1,000	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00) §	(CCC, Caa2)	02/01/12	8.000	785,000
1,250	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88) §	(B-, B3)	05/01/12	9.750	1,306,250
1,300	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/06 @ $104.69) §	(CCC+, Caa1)	06/01/11	9.375	1,361,750
1,250	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	1,275,000
750	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75)	(CCC, Caa2)	04/01/11	9.500	738,750
425	Samsonite Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.44)	(B-, B3)	06/01/11	8.875	452,625
					7,993,937
Diversified Capital Goods (1.9%)
1,000	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12) ‡	(B, B3)	10/15/11	10.250	1,095,000
1,000	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44) §	(B, B2)	08/01/12	8.875	1,045,000
1	JII Holdings LLC, Global Secured Notes (Callable 01/01/07 @ $103.25)	(CCC-, Caa2)	04/01/07	13.000	414
950	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, Caa1)	12/15/13	8.625	928,625
1,350	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, Caa1)	06/15/12	9.875	1,272,375
					4,341,414
Electric - Generation (4.0%)
1,000	AES Corp., Rule 144A, Senior Secured Notes (Callable 05/15/08 @ $104.50) ‡	(BB-, Ba3)	05/15/15	9.000	1,095,000
1,800	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50) Ø#	(D, NR)	04/01/10	10.576	1,930,500
950	Dynegy Holdings, Inc., Rule 144A, Senior Unsecured Notes ‡§	(B-, B2)	05/01/16	8.375	950,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Generation
$250	Dynegy Holdings, Inc., Rule 144A Senior Notes ‡§	(B-, B2)	04/01/11	6.875	$241,250
350	Edison Mission Energy, Global Senior Notes	(B+, B1)	08/15/08	10.000	378,438
1,300	Edison Mission Energy, Senior Notes	(B+, B1)	06/15/09	7.730	1,337,375
1,000	Midwest Generation LLC, Global Secured Notes (Callable 05/01/09 @ $104.38)	(B, B1)	05/01/34	8.750	1,085,000
625	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	632,031
500	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38) §	(B, B2)	12/15/14	6.750	457,500
1,050	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	1,071,000
					9,178,094
Electric - Integrated (1.9%)
800	Allegheny Energy Supply Company LLC, Global Notes	(BB-, Ba3)	03/15/11	7.800	850,000
1,100	Aquila, Inc., Senior Notes	(B-, B2)	11/15/09	7.625	1,134,375
800	CMS Energy Corp., Global Senior Notes	(B+, B1)	08/01/10	7.750	834,000
1,000	CMS Energy Corp., Senior Notes	(B+, B1)	07/15/08	8.900	1,058,750
500	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B-, B1)	03/15/14	8.625	543,929
					4,421,054
Electronics (3.5%)
2,050	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(CCC+, Caa1)	05/15/13	7.750	1,965,437
180	Ampex Corp., Secured Notes	(NR, NR)	08/15/08	12.000	180,337
750	Hughes Network Systems, Rule 144A, Senior Notes (Callable 04/15/10 @ $104.75) ‡	(B-, B1)	04/15/14	9.500	767,813
900	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00)	(B-, B2)	12/15/14	8.000	843,750
1,100	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B, B1)	03/01/16	8.125	1,122,000
1,150	Spansion LLC, Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63) ‡	(B, Caa1)	01/15/16	11.250	1,190,250
1,000	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	1,070,000
1,000	Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25)	(CCC+, Caa2)	01/15/11	10.500	1,005,000
					8,144,587
Energy - Exploration & Production (2.6%)
1,933	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44) §	(BB, Ba2)	01/15/16	6.875	1,913,670
2,800	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.02)	(B, B3)	06/01/13	7.750	2,901,500
423	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80)	(B+, Ba3)	03/15/12	9.600	452,610
200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B, B2)	03/15/15	6.375	194,000
600	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B-, B2)	05/01/12	7.250	603,000
					6,064,780
Environmental (2.5%)
1,000	Aleris International, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.50)	(B, B3)	11/15/14	9.000	1,050,000
3,425	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) §	(B+, Caa1)	04/15/14	7.375	3,390,750
1,175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC, Caa2)	04/15/14	9.500	1,222,000
					5,662,750
Food & Drug Retailers (1.8%)
1,750	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88) §	(CC, Caa3)	08/01/11	9.750	1,413,125
1,000	Rite Aid Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $103.75) §	(B+, B2)	01/15/15	7.500	987,500
1,775	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(BB-, B1)	06/15/12	8.125	1,783,875
					4,184,500
Food - Wholesale (1.1%)
164	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @ $100.00)	(B-, B3)	11/01/08	11.875	168,510
1,000	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, B3)	08/01/11	10.500	1,012,500
500	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13) §	(B-, B3)	12/01/13	8.250	503,750
850	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @ $106.25)	(CCC+, Caa1)	01/01/10	12.500	854,250
					2,539,010

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Forestry & Paper (2.8%)
$800	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56) §	(B+, B2)	10/15/14	7.125	$764,000
615	Caraustar Industries, Inc., Global Company Guaranteed Notes (Callable 04/01/07 @ $103.50)	(B-, Caa1)	04/01/11	9.875	650,362
1,150	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	1,155,750
750	Georgia-Pacific Corp., Global Senior Notes §	(B, B2)	01/15/24	8.000	751,875
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B-, Caa1)	03/15/14	9.750	592,188
750	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00) §	(CCC+, B3)	05/01/12	10.000	807,187
1,900	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19) §	(CCC+, B2)	07/01/12	8.375	1,862,000
					6,583,362
Gaming (6.1%)
1,350	Aztar Corp., Global Senior Subordinated Notes (Callable 08/15/06 @ $104.50)	(B+, Ba3)	08/15/11	9.000	1,427,625
1,425	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(B-, B3)	08/01/13	8.000	1,389,375
250	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @ $105.06)	(B, B2)	03/01/12	10.125	268,750
725	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B, B3)	06/01/13	8.875	783,000
1,000	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B-, B3)	06/01/12	8.125	1,045,000
1,500	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00) ‡§	(B, B3)	11/15/10	12.000	1,631,250
900	Isle of Capri Casinos, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $103.50)	(B, B2)	03/01/14	7.000	888,750
775	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB-, B2)	10/15/10	9.500	829,250
1,000	Majestic Star Casino LLC, Rule 144A, Secured Notes (Callable 10/15/08 @ $104.88) ‡	(B-, B3)	01/15/11	9.750	1,030,000
450	MGM Mirage, Inc., Company Guaranteed Notes §	(BB, Ba2)	09/15/10	8.500	479,812
450	MGM Mirage, Inc., Company Guaranteed Notes	(B+, Ba3)	02/01/11	8.375	475,875
250	MTR Gaming Group, Inc., Series B, Global Company Guaranteed Notes (Callable 04/01/07 @ $104.88)	(B+, B2)	04/01/10	9.750	266,875
1,000	OED Corp., Global Company Guaranteed Notes (Callable 4/15/08 @ $104.38)	(B, B2)	04/15/12	8.750	1,005,000
400	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00) §	(B, B2)	03/15/09	11.500	439,000
600	Trump Entertainment Resorts, Inc.	(B-, Caa1)	06/01/15	8.500	594,000
319	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55) ‡	(BB-, B1)	09/15/12	8.625	336,545
250	Wheeling Island Gaming, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $102.53)	(B+, B3)	12/15/09	10.125	262,500
1,000	Wynn Las Vegas LLC, Global Notes (Callable 12/01/09 @ $103.31) §	(B+, B2)	12/01/14	6.625	977,500
					14,130,107
Gas Distribution (1.5%)
750	El Paso Corp., Senior Notes §	(B-, Caa1)	05/15/11	7.000	751,875
1,000	El Paso Natural Gas Co., Global Senior Notes (Callable 08/01/07 @ $103.81)	(B, B1)	08/01/10	7.625	1,041,250
825	Inergy LP/Inergy Finance Corp., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13) ‡	(B, B1)	03/01/16	8.250	851,812
825	Williams Companies, Inc., Global Senior Unsecured Notes	(B+, B1)	03/15/12	8.125	889,969
					3,534,906
Health Services (7.5%)
500	AMR/EmCare Holding Co. Global Senior Subordinated Notes (Callable 2/15/10 @ $105.00)	(B-, Caa1)	02/15/15	10.000	537,500
1,800	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81) +	(B-, Caa2)	01/01/15	0.000	1,282,500
1,000	Concentra Operating Corp., Global Company Guaranteed Notes (Callable 08/15/07 @ $104.75)	(B-, B3)	08/15/10	9.500	1,047,500
1,000	Extendicare Health Services, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $103.44)	(B, B2)	05/01/14	6.875	1,030,000
750	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.38)	(BB+, Ba2)	08/15/14	6.750	755,625
500	Hanger Orthopedic Group, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $102.59) §	(CCC+, B3)	02/15/09	10.375	520,000
1,150	HCA, Inc., Notes	(BB+, Ba2)	10/01/12	6.300	1,122,183
1,025	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	1,040,375
450	Medquest, Inc., Series B, Global Company Guaranteed Notes (Callable 08/15/07 @ $105.94)	(CCC, Caa1)	08/15/12	11.875	373,500
800	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	880,000
750	Stewart Enterprises, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $103.13) ‡§	(B+, B1)	02/15/13	7.750	723,750
2,750	Tenet Healthcare Corp., Global Senior Notes §	(B, B3)	07/01/14	9.875	2,866,875
500	Tenet Healthcare Corp., Rule 144A, Senior Notes ‡§	(B, B3)	02/01/15	9.500	511,250
1,665	Triad Hospitals, Inc., Senior Notes (Callable 05/15/08 @ $103.50)	(BB-, B2)	05/15/12	7.000	1,660,837
1,275	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	1,322,813
1,600	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	1,660,000
					17,334,708

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Hotels (0.6%)
$500	Bluegreen Corp., Series B, Company Guaranteed Notes (Callable 07/17/06 @ $100.00)	(B-, B3)	04/01/08	10.500	$496,875
950	Host Marriott LP, Rule 144A, Senior Notes (Callable 06/01/11 @ $103.38) ‡	(BB-, Ba2)	06/01/16	6.750	942,875
					1,439,750
Household & Leisure Products (1.7%)
500	Ames True Temper, Global Company Guaranteed Notes (Callable 01/15/07 @ $103.00) #§	(CCC+, Caa1)	01/15/12	9.068	485,000
1,400	Ames True Temper, Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)	(CCC-, Caa2)	07/15/12	10.000	1,179,500
750	Remington Arms Company, Inc., Global Company Guaranteed Notes (Callable 02/01/07 @ $105.25)	(CCC-, Caa1)	02/01/11	10.500	603,750
975	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13) §	(B-, B3)	06/15/14	8.250	1,028,625
600	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)	(B-, Caa1)	01/15/14	7.875	594,000
					3,890,875
Industrial (0.5%)
200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94) §	(B-, B3)	10/01/12	9.875	182,500
1,021	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 06/05/06 @ $100.00) (Canada) Ø	(NR, NR)	02/01/08	10.750	0
950	NewPage Corp. (Callable 05/01/09 @ $106.00)	(CCC+, Caa2)	05/01/13	12.000	1,035,500
					1,218,000
Investments & Misc. Financial Services (0.3%)
750	Cardtronics, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/15/09 @ $104.63) ‡	(B-, Caa1)	08/15/13	9.250	748,125
Leisure (1.0%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)	(CCC-, Caa1)	07/15/11	10.500	262,500
950	Six Flags, Inc., Global Senior Notes (Callable 02/01/07 @ $102.96)	(CCC, Caa1)	02/01/10	8.875	957,125
1,050	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)	(CCC, Caa1)	06/01/14	9.625	1,068,375
					2,288,000
Lodging (0.3%)
650	Host Marriott Corp., Global Senior Notes (Callable 11/01/08 @ 103.56)	(BB-, Ba2)	11/01/13	7.125	663,000
Machinery (0.4%)
850	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.63)	(BB-, Ba3)	08/01/11	9.250	907,375
Media - Broadcast (3.3%)
1,000	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B3)	12/15/12	7.750	1,007,500
450	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	474,750
900	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50) §	(CCC+, B3)	01/15/14	7.000	850,500
875	Paxson Communications Corp., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00) ‡#	(CCC-, B3)	01/15/13	11.318	888,125
725	Rainbow National Services LLC, Rule 144A, Senior Subordinated Debentures (Callable 09/01/09 @ $105.19) ‡§	(B+, B3)	09/01/14	10.375	817,438
700	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B, B2)	12/15/11	8.750	740,250
1,000	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 09/01/09 @ $104.81) §	(CCC, Caa1)	08/01/13	9.625	982,500
600	Xm Satellite Radio, Inc., Rule 144A, Senior Notes (Callable 06/16/06 @ $105.44) ‡#	(CCC, Caa2)	05/01/13	9.649	609,000
1,265	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 03/01/07 @ $103.33) §	(CCC-, Caa2)	03/01/11	10.000	1,160,637
					7,530,700
Media - Cable (8.5%)
1,450	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	1,390,187
1,415	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50) §	(NR, Caa3)	10/01/15	11.000	1,266,425
1,750	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38) §	(CCC-, B3)	11/15/13	8.750	1,723,750
2,100	Charter Communications Holdings LLC, Senior Notes (Callable 06/05/06 @ $101.44) §	(CCC-, Ca)	04/01/09	8.625	1,690,500
2,500	Charter Communications Holdings LLC, Senior Notes (Callable 09/15/08 @ $105.12)	(CCC-, Caa1)	09/15/10	10.250	2,531,250
3,350	CSC Holdings, Inc., Rule 144A, Senior Notes ‡#	(B+, B2)	04/15/12	7.250	3,350,000
975	CSC Holdings, Inc., Series B, Senior Notes	(B+, B2)	04/01/11	7.625	996,938
1,750	DIVA Systems Corp., Series B, Senior Discount Notes (Callable 07/17/06 @ $100.00) Ø	(NR, NR)	03/01/08	12.625	17,500
1,050	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	1,014,562
1,050	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63) §	(B+, B2)	02/15/14	7.250	1,039,500
1,400	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/07 @ $104.08) +	(CCC+, Caa1)	02/15/11	12.250	1,496,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable
$500	Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/06 @ $103.50)	(B, B2)	11/01/10	10.500	$528,125
200	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/06 @ $101.63)	(B, B2)	10/01/09	9.750	206,500
2,475	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(NR, NR)	10/15/15	8.500	2,450,250
					19,701,737
Media - Services (0.3%)
975	WMG Holdings Corp., Senior Discount Notes (Callable 12/15/09 @ $104.75) +	(B-, B3)	12/15/14	0.000	721,500
Metal & Mining - Excluding Steel (1.2%)
1,600	Alpha Natural Resources LLC, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00) #	(B-, B3)	06/01/12	10.000	1,760,000
725	Southern Copper Corp., Global Senior Notes	(BBB-, Ba1)	07/27/35	7.500	705,062
500	Wise Metals Group LLC, Global Secured Notes (Callable 05/15/08 @ $105.13)	(CCC+, Caa1)	05/15/12	10.250	405,000
					2,870,062
Non-Food & Drug Retailers (6.2%)
1,429	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(B-, Caa1)	02/15/12	10.875	1,379,052
950	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50) §	(B, B3)	06/15/12	9.000	985,625
1,250	Brookstone Company, Inc., Rule 144A, Secured Notes (Callable 10/15/09 @ $106.00) ‡	(B, B3)	10/15/12	12.000	1,093,750
1,225	CSK Auto, Inc., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.50)	(CCC-, B2)	01/15/14	7.000	1,188,250
950	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19) §	(B-, B3)	06/01/12	8.375	836,000
600	General Nutrition Center, Global Company Guaranteed Notes (Callable 01/15/08 @ $104.31) §	(B-, B3)	01/15/11	8.625	618,000
575	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+, Caa1)	12/01/10	8.500	561,344
525	Gregg Appliances, Inc., Senior Note (Callable 02/01/09 @ $104.50)	(B, B2)	02/01/13	9.000	493,500
1,175	GSC Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/09 @ $104.00) ‡§	(B+, Ba3)	10/01/12	8.000	1,182,344
500	Intcomex, Inc., Rule 144A, Secured Notes (Callable 01/15/07 @ $106.00) ‡	(B-, Caa1)	01/15/11	11.750	507,500
490	Movie Gallery, Inc., Global Senior Unsecured Notes (Callable 05/01/08 @ $105.50)	(CCC-, Caa3)	05/01/12	11.000	262,150
500	Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31)	(CCC, Caa1)	03/15/12	8.625	458,125
1,365	Neiman Marcus Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 10/15/10 @ $105.19) ‡§	(B-, B3)	10/15/15	10.375	1,467,375
1,000	PCA LLC, Global Senior Notes	(C, Ca)	08/01/09	11.875	220,000
1,275	Rent-Way, Inc., Global Secured Notes	(B-, B3)	06/15/10	11.875	1,333,969
1,000	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31) ‡	(B, B2)	12/15/13	10.625	1,067,500
750	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81) §	(B, B3)	03/15/12	9.625	801,562
					14,456,046
Office Equipment (0.6%)
1,350	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81) §	(BB+, Ba2)	06/15/13	7.625	1,400,625
Oil Refining & Marketing (0.6%)
743	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B-, B3)	05/15/12	11.000	819,158
450	Giant Industries, Inc., Senior Subordinated Notes (Callable 05/15/09 @ $104.00)	(B-, B3)	05/15/14	8.000	464,625
					1,283,783
Packaging (5.7%)
450	Amtrol, Inc., Senior Subordinated Notes §	(CCC-, Caa3)	12/31/06	10.625	423,000
1,200	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B-, B3)	07/15/12	10.750	1,314,000
1,650	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)	(CCC, Caa3)	12/01/12	11.000	1,262,250
625	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)	(CCC+, B3)	03/01/16	10.250	646,875
650	Crown Americas, Rule 144A, Senior Notes (Callable 11/15/10 @ $103.88) ‡	(B, B1)	11/15/15	7.750	671,125
250	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	256,250
1,375	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94) §	(CCC+, Caa2)	10/15/14	9.875	1,419,688
1,225	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ 104.75) §	(B-, B3)	08/15/13	9.500	1,194,375
1,000	Intertape Polymer US, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25)	(B-, B3)	08/01/14	8.500	1,005,000
675	Owens-Brockway Glass Containers, Global Company Guaranteed Notes (Callable 02/15/07 @ $102.22)	(BB-, B1)	02/15/09	8.875	705,375
850	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13) ‡	(B, B2)	05/15/13	8.250	877,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Packaging
$750	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25) ‡	(B, B2)	12/15/15	8.500	$761,250
500	Pliant Corp., Company Guaranteed Notes (Callable 06/01/06 @ $104.33) Ø§	(D, NR)	06/01/10	13.000	237,500
1	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62) Ø§	(D, NR)	06/15/09	11.625	589
600	SGS International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/09 @ $106.00) ‡	(B-, Caa1)	12/15/13	12.000	636,000
1,925	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(B-, Caa1)	02/15/14	8.500	1,838,375
					13,249,277
Pharmaceuticals (0.3%)
700	Athena Neurosciences Finance LLC, Company Guaranteed Notes §	(B, B3)	02/21/08	7.250	699,125
Printing & Publishing (6.4%)
1,225	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/06 @ $101.71)	(CCC, Caa1)	05/01/09	10.250	1,154,563
1,450	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa2)	07/15/12	9.250	1,486,250
1,725	Cenveo Corp., Rule 144A, Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94) ‡	(B-, B3)	12/01/13	7.875	1,677,562
550	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) +§	(B, B3)	11/15/13	0.000	470,250
1,500	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) +	(B, B3)	11/15/13	0.000	1,282,500
900	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B, B3)	11/15/13	8.000	928,125
1,150	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC, Caa1)	08/15/11	11.750	1,204,625
1,475	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75) +	(B-, Caa2)	10/15/13	0.000	1,261,125
675	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(B-, Caa1)	02/01/13	9.875	725,625
2,210	R. H. Donnelley Corp., Rule 144A, Senior Discount Notes (Callable 01/15/09 @ $103.44) ‡	(B, Caa1)	01/15/13	6.875	2,066,350
1,100	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/06 @ $105.44) §	(CCC, Caa2)	06/15/09	10.875	1,056,000
1,450	WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.19) ‡§	(CCC+, Caa1)	12/01/14	8.375	1,446,375
					14,759,350
RealEstate Development & Management (0.4%)
950	Ashton Woods USA/Finance, Rule 144A, Senior Subordinated Notes (Callable 10/01/10 @ $104.75) ‡	(B-, B3)	10/01/15	9.500	906,063
Restaurants (2.8%)
1,100	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/06 @ $105.63)	(CCC, B3)	07/15/10	11.250	1,160,500
1,350	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00) §	(CCC+, Caa1)	10/01/12	10.000	1,414,125
1,000	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19) §	(CCC+, B2)	06/15/12	8.375	897,500
1,000	O'Charleys, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.50) §	(B, Ba3)	11/01/13	9.000	1,025,000
1,025	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/06 @ $101.83)	(CCC+, Caa2)	09/15/09	11.000	1,060,875
1,000	Uno Restaurant Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $110.00) ‡	(CCC+, B3)	02/15/11	10.000	805,000
					6,363,000
Software/Services (1.4%)
380	Activant Solutions, Inc. Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75) ‡	(CCC+, Caa1)	05/01/16	9.500	388,550
675	SunGard Data Systems, Inc., Rule 144A, Senior Notes (Callable 08/15/09 @ $104.56) ‡§	(B-, B3)	08/15/13	9.125	723,937
2,000	SunGard Data Systems, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.13) ‡	(B-, Caa1)	08/15/15	10.250	2,160,000
					3,272,487
Steel Producers/Products (2.1%)
900	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88) §	(B+, B1)	06/15/12	7.750	915,750
1,175	Edgen Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94) §	(B-, B3)	02/01/11	9.875	1,177,937
975	International Steel Group, Inc., Global Senior Notes §	(BBB-, Ba1)	04/15/14	6.500	959,156
975	Rathgibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @ $105.63) ‡	(B-, B2)	02/15/14	11.250	1,050,563
750	WCI Steel, Inc., Series B, Senior Notes Ø	(NR, NR)	12/01/49	10.000	693,750
					4,797,156
Support-Services (5.8%)
1,250	Allied Security Escrow, Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	1,243,750
500	Corrections Corporation of America, Senior Notes, (Callable 05/01/07 @ $103.75)	(BB-, Ba3)	05/01/11	7.500	508,750
1,000	DI Finance/Dyncorp Intl., Senior Subordinated Notes (Callable 2/15/09 @ $104.75)	(B-, Caa1)	02/15/13	9.500	1,050,000
500	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44) ‡	(B, B1)	01/01/14	8.875	533,750
600	Hertz Corp., Rule 144A, Senior Subordinated Notes (Callable 01/01/11 @ $105.25) ‡§	(B, B3)	01/01/16	10.500	666,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Support-Services
$1,000	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63) ‡	(CCC+, Caa1)	02/15/13	9.250	$997,500
1,000	Integrated Alarm Services Group, Inc., Rule 144A, Secured Notes (Callable 11/15/08 @ $106.00) ‡#	(B-, B3)	11/15/11	12.750	1,000,000
750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/26/06 @ $104.31) §	(B, Caa1)	04/01/13	8.625	784,688
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, Caa1)	01/01/16	6.625	236,875
1,500	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34) +	(CCC+, Caa1)	05/15/13	0.000	1,305,000
980	La Petite Academy, Inc., Series B, Company Guaranteed Notes (Callable 05/15/06 @ $100.00) §	(CC, Ca)	05/15/08	10.000	950,600
750	Language Line, Inc., Global Senior Notes (Callable 06/15/08 @ 105.56) §	(CCC+, Caa1)	06/15/12	11.125	716,250
1,000	Muzak LLC/Muzak Finance, Global Senior Notes (Callable 02/15/07 @ $102.50)	(CCC-, Caa2)	02/15/09	10.000	880,000
440	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.25)	(B+, B3)	02/15/12	6.500	433,400
1,275	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B, Caa1)	02/15/14	7.000	1,233,562
900	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	929,250
					13,470,125
Telecom - Fixed Line (1.9%)
1,625	Level 3 Communications	(CCC-, C)	09/15/09	6.000	1,383,281
1,482	Madison River Capital LLC, Senior Notes (Callable 06/26/06 @ $104.42)	(B-, B3)	03/01/10	13.250	1,556,100
1,250	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.63)	(CCC+, B3)	02/15/14	9.250	1,337,500
					4,276,881
Telecom - Integrated/Services (4.4%)
1,675	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19) §	(B-, B3)	01/15/14	8.375	1,721,062
1,225	Hawaiian Telcom Communications, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/10 @ $106.25) ‡§	(CCC+, Caa1)	05/01/15	12.500	1,298,500
325	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	328,250
650	Nordic Telephone Co Holdings ApS, Rule 144A, Senior Notes (Callable 05/01/11 @ $104.44) ‡	(B, B2)	05/01/16	8.875	676,000
1,250	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B+, B1)	08/15/14	9.000	1,320,313
1,835	Qwest Capital Funding, Inc., Global Company Guaranteed Notes	(B, B3)	02/15/11	7.250	1,851,056
1,625	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B, B2)	02/15/11	7.250	1,643,281
1,180	Qwest Corp., Global Senior Notes	(BB, Ba3)	06/15/15	7.625	1,233,100
					10,071,562
Telecom - Wireless (3.5%)
75	AirGate PCS, Inc., Secured Notes (Callable 06/26/06 @ $104.69)	(BBB+, Caa1)	09/01/09	9.375	78,844
50	American Tower Corp., Class A, Global Senior Notes (Callable 10/15/08 @ $103.56)	(BB-, B1)	10/15/12	7.125	51,250
750	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B3)	06/15/13	10.125	824,062
975	Centennial Communications Corp., Rule 144A, Global Senior Notes (Callable 01/01/09 @ $107.50) ‡	(CCC, Caa2)	01/01/13	10.000	1,018,875
495	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC, B2)	11/01/12	9.875	543,262
1,150	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44) §	(CCC, Caa2)	10/01/13	8.875	1,181,625
750	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B-, B3)	07/15/12	11.375	855,000
850	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(B-, B3)	05/01/12	11.500	966,875
500	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)	(CCC, Caa1)	02/01/10	9.875	533,750
375	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/07 @ $103.25) §	(CCC, Caa2)	01/15/10	9.750	388,594
675	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 11/01/07 @ $102.00) ‡§#	(CCC, Caa2)	11/01/12	10.430	705,375
1,100	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC-, Caa2)	06/01/13	8.500	1,056,000
					8,203,512
Textiles & Apparel (1.6%)
1,000	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88) §	(B-, B3)	01/15/15	9.750	1,060,000
1,200	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B-, B3)	12/15/12	12.250	1,362,000
400	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.63)	(BB, B1)	02/15/11	7.250	404,000
950	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(B-, B3)	12/01/12	10.000	897,750
					3,723,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Theaters & Entertainment (1.2%)
$2,000		AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	$1,892,500
1,150		Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88) +	(B-, Caa1)	03/15/14	0.000	920,000
						2,812,500
Transportation - Excluding Air/Rail (0.2%)
651		H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50) +	(CCC+, Caa2)	04/01/13	0.000	556,605
		TOTAL U.S. CORPORATE BONDS (Cost $303,834,256)				305,537,696
ASSET BACKED SECURITY	(0.4%)
900		Park Place Securities, Inc., Series 2004-WCW2, Class M10 # (Cost $816,461)	(BB+, Ba1)	10/25/34	7.709	833,866
MORTGAGE BACKED SECURITY (0.1%)
325		Bank of America Large Loan, Inc., Rule 144A, Series 2006-LAQ, Class M ‡# (Cost $325,000)	(BB, Ba2)	02/09/21	6.573	325,000
FOREIGN CORPORATE BONDS (10.4%)
Building Materials (0.3%)
1,250		Maax Holdings, Inc., Global Senior Discount Notes (Callable 12/15/08 @ $105.63) (Canada) +	(CCC, Caa3)	12/15/12	0.000	593,750
Chemicals (1.1%)
1,700		Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(B-, B2)	02/15/16	8.500	1,623,500
875		Rhodia SA, Global Senior Notes (France)	(CCC+, B3)	06/01/10	10.250	982,187
						2,605,687
Electronics (1.2%)
650		Avago Technologies FIN, Rule 144A, Senior Subordinated Notes (Callable 12/01/10 @ $105.94) (Singapore) ‡	(CCC+, Caa2)	12/01/15	11.875	718,250
1,175		Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada) §	(B, B2)	07/01/11	7.875	1,201,437
1,000		New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.63) (Cayman Islands)	(B-, B3)	02/01/11	9.250	865,000
						2,784,687
Food & Drug Retailers (0.7%)
1,775		Jean Coutu Group (PJC), Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada) §	(B-, Caa2)	08/01/14	8.500	1,672,938
Forestry & Paper (2.0%)
650		Abitibi-Consolidated, Inc., Global Notes (Canada) §	(B+, B1)	06/15/11	7.750	646,750
1,050		Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada) §	(B+, B1)	04/01/15	8.375	1,065,750
850		Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B+, B1)	11/15/11	7.950	856,375
750		JSG Funding PLC, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland) §	(B-, B3)	10/01/12	9.625	795,000
1,000		JSG Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B-, Caa1)	04/01/15	7.750	930,000
700		Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/06 @ $101.44) (Canada)	(CCC-, Ca)	06/30/09	8.625	449,750
						4,743,625
Gaming (0.1%)
175		Kerzner International, Ltd., Global Senior Subordinated Notes (Callable 10/01/10 @ $103.38) (Bahamas) §	(B, B2)	10/01/15	6.750	182,438
Leisure (0.5%)
1,250		NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda) #	(B+, B2)	07/15/14	10.625	1,268,750
Media - Cable (0.8%)
1,050		Kabel Deutschland GmbH, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) (Germany) ‡	(B-, B2)	07/01/14	10.625	1,139,250
883		Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium) ‡+	(CCC+, Caa1)	06/15/14	0.000	735,098
						1,874,348
Media - Diversified (0.1%)
225		Quebecor Media, Inc., Rule 144A, Senior Notes (Callable 3/15/11 @ $103.88) (Canada) ‡§	(B, B2)	03/15/16	7.750	231,750
Oil Field Equipment & Services (0.2%)
500		Titan Petrochemicals Group, Ltd., Rule 144A, Company Guaranteed Notes (Bermuda) ‡	(B+, B1)	03/18/12	8.500	457,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Pharmaceuticals (0.6%)
$500	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/07 @ $101.97) (Canada)	(BB-, B2)	04/01/10	7.875	$507,500
800	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland) §	(B, B3)	11/15/11	7.750	772,000
					1,279,500
Support-Services (0.5%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom) ‡	(B, B2)	08/01/15	8.625	1,040,000
Telecom - Integrated/Services (0.9%)
650	Global Crossing UK Finance, Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, Caa1)	12/15/14	10.750	684,125
1,525	Intelsat, Ltd. (Bermuda)	(B, Caa1)	04/15/12	7.625	1,315,312
					1,999,437
Telecom - Wireless (0.6%)
750	Millicom International Cellular SA, Global Senior Notes (Callable 12/01/08 @ $105.00) (Luxembourg) #	(B-, B3)	12/01/13	10.000	840,000
500	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB, Ba2)	03/15/15	7.500	528,750
					1,368,750
Transportation - Excluding Air/Rail (1.1%)
445	Sea Containers, Ltd., Series B, Yankee Senior Notes (Bermuda)	(CCC-, B3)	02/15/08	7.875	390,488
1,750	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B, B1)	12/15/13	8.500	1,649,375
					2,039,863
	TOTAL FOREIGN CORPORATE BONDS (Cost $24,672,050)				24,143,023
Number of Shares
COMMON STOCKS (1.4%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust^*				0
Chemicals (0.0%)
4,893	Huntsman Corp.*				96,147
Electric - Integrated (0.6%)
58,527	Mirant Corp.*				1,437,423
Food - Wholesale (0.4%)
845	Crunch Equity Holding LLC, Class A*				802,719
Healthcare Services (0.0%)
464	Magellan Health Services, Inc.*				18,862
Telecom - Wireless (0.4%)
99,764	Dobson Communications Corp., Class A*				897,876
	TOTAL COMMON STOCKS (Cost $3,556,441)				3,253,027
WARRANTS (0.0%)
Electronics (0.0%)
5,000	Asat Finance LLC, Rule 144A, strike price $18.60, expires 11/01/06 ‡*				625
Gaming (0.0%)
106	Windsor Woodmont Black Hawk, strike price $0.01, expires 03/15/10 ^*				0

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Number of Shares		Value
WARRANTS
Media - Cable (0.0%)
5,980	Ono Finance PLC, expires 05/31/09 *	$60
Media - Diversified (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10 ^*	2,043
Restaurants (0.0%)
336	New World Restaurant Group, Inc., strike price $13.00, expires 06/20/06*	0
Telecom - Fixed Line (0.0%)
6,750	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10 ‡^*	0
3,000	Versatel Telecom International NV, strike price $2.81, expires 05/15/08 ^*	7,225
		7,225
	TOTAL WARRANTS (Cost $3,938,143)	9,953
SHORT-TERM INVESTMENTS (13.0%)
15,000,000	American Beacon Money Market Fund §§	15,000,000
15,000,000	Reserve Funds Primary Fund Class 8 §§	15,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,000,000)	30,000,000
Par (000)
REPURCHASE AGREEMENTS (13.4%)
$5,560	Bear Stearns & Co., 3.6562%, Dated 04/28/06, due 05/01/06, proceeds at maturity $5,562,137, (fully collateralized by U.S. Treasury Strips, due 02/15/20, Market Value of collateral is $5,722,684) §§	5,560,443
3,092	Bear Stearns & Co., 4.70%, Dated 04/28/06, due 05/01/06, proceeds at maturity $3,093,023, (fully collateralized by U.S. Treasury Strips, due 02/15/20, Market Value of collateral is $3,182,476) §§	3,091,813
22,422	Bear Stearns & Co., 4.875%, Dated 04/28/06, due 05/01/06, proceeds at maturity $22,431,170, (fully collateralized by U.S. Treasury Strips, due 02/15/20, Market Value of collateral is $23,073,556) §§	22,422,061
53	Bear Stearns & Co., 4.875%, Dated 04/28/06, due 05/01/06, proceeds at maturity $52,576, (fully collateralized by U.S. Treasury Strips, due 02/15/20, Market Value of collateral is $55,326) §§	52,555
	TOTAL REPURCHASE AGREEMENTS (Cost $31,126,872)	31,126,872
	TOTAL INVESTMENTS AT VALUE (170.7%) (Cost $398,269,223)	395,229,437
	LIABILITIES IN EXCESS OF OTHER ASSETS (-70.7%)	(163,687,765)
	NET ASSETS (100.0%)	$231,541,672

INVESTMENT ABBREVIATIONS

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $54,788,888 or 23.7% of net assets.

+  Step Bond — The interest stated is as of April 30, 2006 and will reset at a future date.

Ø  Bond in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2006.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets
Investments in securities at value, including collateral for securities on loan of $61,126,872 (Cost $398,269,223) (Note 2)	$395,229,437[1]
Cash	3,416,750
Interest receivable	7,867,838
Prepaid expenses and other assets	41,542
Total Assets	406,555,567
Liabilities
Investment advisory fees (Note 3)	260,662
Administrative fees (Note 3)	28,524
Loan payable (Note 4)	110,000,000
Payable upon return of securities loaned (Note 2)	61,126,872
Payable for investments purchased	2,943,783
Interest payable	477,794
Trustees' fees (Note 3)	7,829
Other accrued expenses payable	168,431
Total Liabilities	175,013,895
Net Assets
Applicable to 55,210,457 shares outstanding	$231,541,672
Net Assets Consist of
Capital stock, $0.001 par value (Note 6)	$55,210
Paid-in capital (Note 6)	488,124,493
Distributions in excess of net investment income	(6,445,337)
Accumulated net realized loss on investments	(247,152,908)
Net unrealized depreciation from investments	(3,039,786)
Net Assets	$231,541,672
Net Asset Value Per Share ($231,541,672 ÷ 55,210,457)	$4.19
Market Price Per Share	$4.16

1  Including $55,018,654 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2006 (unaudited)

Investment Income (Note 2)
Interest	$15,591,455
Securities lending	330,378
Total investment income	15,921,833
Expenses
Investment advisory fees (Note 3)	1,560,436
Administrative fees (Note 3)	102,577
Interest expense (Note 4)	2,656,211
Printing fees (Note 3)	83,191
Legal fees	40,091
Trustees' fees (Note 3)	36,146
Custodian fees	20,518
Audit and tax fees	18,964
Transfer agent fees	12,274
Registration fees	11,596
Insurance expense	2,687
Miscellaneous expense	2,785
Total expenses	4,547,476
Net investment income	11,374,357
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(2,592,306)
Net change in unrealized appreciation (depreciation) from investments	8,663,277
Net realized and unrealized gain from investments and foreign currency related items	6,070,971
Net increase in net assets resulting from operations	$17,445,328

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
From Operations
Net investment income	$11,374,357	$25,711,992
Net realized loss on investments and foreign currency transactions	(2,592,306)	(1,007,347)
Net change in unrealized appreciation (depreciation) on investments	8,663,277	(18,312,612)
Net increase in net assets resulting from operations	17,445,328	6,392,033
From Dividends
Dividends from net investment income	(13,199,107)	(28,945,089)
Net decrease in net assets resulting from dividends	(13,199,107)	(28,945,089)
From Capital Share Transactions (Note 6)
Reinvestment of dividends	1,535,522	3,789,959
Net increase in net assets from capital share transactions	1,535,522	3,789,959
Net increase (decrease) in net assets	5,781,743	(18,763,097)
Net Assets
Beginning of period	225,759,929	244,523,026
End of period	$231,541,672	$225,759,929
Distributions in excess of net investment income	$(6,445,337)	$(4,620,587)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2006 (unaudited)

Cash flows from operating activities
Interest and securities lending income received	$14,329,579
Operating expenses paid	(4,443,308)
Purchases of long-term securities	(125,043,272)
Proceeds from sales of long-term securities	117,778,983
Net cash provided by operating activities		$2,621,982
Cash flows from financing activities
Proceeds from borrowings	110,000,000
Repayment of borrowings	(107,343,789)
Cash dividends paid	(11,663,585)
Net cash used in financing activities		(9,007,374)
Net decrease in cash		(6,385,392)
Cash — beginning of period		9,802,142
Cash — end of period		$3,416,750
RECONCILIATION OF NET DECREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$17,445,328
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities
Increase in interest receivable	$(94,773)
Increase in accrued expenses	35,659
Increase in interest payable	73,586
Increase in prepaid expenses and other assets	20,136
Decrease in advisory fees payable	(7,806)
Net amortization of discount on investments	(1,514,888)
Purchases of long-term securities	(125,043,272)
Proceeds from sales of long-term securities	117,778,983
Net change in unrealized appreciation on investments	(8,663,277)
Net realized loss on investments	2,592,306
Total adjustments		(14,823,346)
Net cash provided by operating activities		$2,621,982
Non-cash activity:
Dividend reinvestments		$1,535,522

See Accompanying Notes to Financial Statements.

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Credit Suisse High Yield Bond Fund

Financial Highlights

	For the Six Months Ended	Year Ended
	4/30/2006
Per share operating performance	(unaudited)	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01	10/31/00	10/31/99
Net asset value, beginning of period	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98	$8.36
INVESTMENT ACTIVITIES
Net investment income	0.21	0.47	0.53	0.55	0.65[2]	0.84	0.96[2]	0.98
Net realized and unrealized gain (loss) on investments	0.10	(0.35)	0.24	0.87	(0.80)	(1.63)	(1.80)	(0.38)
Total from investment activities	0.31	0.12	0.77	1.42	(0.15)	(0.79)	(0.84)	0.60
DISTRIBUTIONS
Net investment income	(0.24)	(0.51)	(0.58)	(0.61)	(0.71)	(0.86)	(0.98)	(0.98)
Return of capital	—	(0.02)	—	—	(0.10)	(0.02)	—	—
Total distributions	(0.24)	(0.53)	(0.58)	(0.61)	(0.81)	(0.88)	(0.98)	(0.98)
Offering costs charged to paid-in-capital	—	—	—	—	—	—	—	0.00[3]
Net asset value, end of period	$4.19	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98
Per share market value, end of period	$4.16	$4.77	$5.24	$4.76	$4.10	$5.07	$6.19	$8.06
TOTAL RETURN
(market value)[4]	(7.61)%	2.71%	25.49%	35.07%	(2.15)%	(3.21)%	(12.15)%	(5.71)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$231,542	$255,760	$244,523	$229,255	$180,889	$219,440	$286,838	$358,679
Average debt per share	$1.96	$2.05	$2.05	$1.81	$1.99	$2.49	$3.47	$3.18
Ratio of expenses to average net assets	4.02%[5]	3.27%	2.51%	2.57%	2.91%	4.29%	4.81%	3.62%
Ratio of expenses to average net assets excluding interest expenses	1.67%[5]	1.68%	1.70%	1.73%	1.78%	1.73%	1.61%	1.53%
Ratio of net investment income to average net assets	10.06%[5]	10.72%	11.99%	13.85%	15.17%	15.22%	12.90%	11.24%
Portfolio turnover rate	28.73%	31.05%	12.10%	15.96%	33.22%	46.11%	31.29%	60.23%

Period Ended

Per share operating performance	10/31/1998[1]
Net asset value, beginning of period	$10.00
INVESTMENT ACTIVITIES
Net investment income	0.24
Net realized and unrealized gain (loss) on investments	(1.62)
Total from investment activities	(1.38)
DISTRIBUTIONS
Net investment income	(0.24)
Return of capital	—
Total distributions	(0.24)
Offering costs charged to paid-in-capital	(0.02)
Net asset value, end of period	$8.36
Per share market value, end of period	$9.56
TOTAL RETURN
(market value)[4]	(1.74)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$359,956
Average debt per share	$1.02
Ratio of expenses to average net assets	1.81%[5]
Ratio of expenses to average net assets excluding interest expenses	1.16%[5]
Ratio of net investment income to average net assets	10.48%[5]
Portfolio turnover rate	15.26%

1  The fund commenced operations on July 28, 1998.

2  Based on average shares outstanding.

3  Amount rounds to less than $0.01.

4  Total return is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursuant to the Fund's Dividend Reinvestment Plan. Total return based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("Investment Company Act"), as a non-diversified, closed-end management investment company. The Fund's primary objective is to seek high current income.

The following is a summary of significant accounting policies consistently followed by the Fund in its operations and in connection with the preparation of its financial statements.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation ("Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under direction of, the Board of Trustees under procedures established by the Board of Trustees.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Accretion of discount and amortization of premium is recognized using the effective interest method.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Capital gains, if any, net of capital losses, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These differences are primarily due to

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

F) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of domestic securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity is reinvested into either fully collateralized repurchase agreements with Bear, Stearns & Co., Inc. (an affiliate of the custodian, Custodial Trust Company, and the borrower, Bear, Stearns Securities Corp. (the "Borrower")), registered money market mutual funds (subject to regulatory limitations) or some combination thereof. In the event of default or bankruptcy by the Borrower or its affiliates to the agreement, realization and/or retention of the Fund's collateral may be subject to legal proceedings.

The Fund's securities lending arrangement provides that the Fund and the Borrower will share the net income earned from the securities lending activities. During the six months ended April 30, 2006, total earnings from the Fund's investment in cash collateral received in connection with the securities lending arrangement was $1,505,489 of which $1,175,111 was rebated to the Borrower. The Fund retained $330,378 in income from the cash collateral investment. The Fund is entitled to a certain minimum amount of income from its securities lending activities. Securities lending income is accrued as earned.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("Credit Suisse"). The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. For the six months ended April 30, 2006, investment advisory fees earned were $1,560,436.

State Street Bank and Trust Company ("SSB") serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2006, administrative services fees earned by SSB (including out-of-pocket expenses) were $102,577.

The Independent Trustees receive fifty percent (50%) of their annual retainer in the form of shares purchased by the Fund's transfer agent in the open market.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid $1,037 for its services to the Fund.

Note 4. Line of Credit

The Fund has a $150 million line of credit provided by Citibank North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated April 12, 2002, as amended from time to time, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow the lesser of $150 million or 33 1/3% of its gross assets. Interest is payable at the Bank's Base Rate plus a commission of 0.05%. The Fund pays a program fee of 0.20% of the average daily amount leveraged, an administration fee of 0.02% of the average daily amount leveraged and a liquidity fee of 0.15% of the maximum borrowing limit (currently $150 million). The Agreement requires, among other provisions, that the percentage obtained by dividing total indebtedness for money borrowed by total assets of the Fund shall not exceed 33 1/3%. At April 30, 2006 the Fund had loans outstanding under the Agreement of $110,000,000. During the six months ended April 30, 2006, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate	Maximum Daily Loan Outstanding
$108,362,637	4.448%	$110,000,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $127,987,055 and $93,748,632, respectively.

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $398,269,223, $9,969,401, $(13,009,187) and $(3,039,786), respectively.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Fund Shares

The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
Shares issued through reinvestment of dividends	370,982	861,846

Note 7. Concentration of Risk

The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds").

These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Yield Bond Fund

Additional Information (unaudited)

DIVIDEND REINVESTMENT PLAN

Referenced below are policies related to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). These policies apply to shareholders whose shares are registered directly with the Fund in their own name. Shareholders whose shares are purchased through a broker-dealer or nominee should contact such broker-dealer or nominee regarding questions related to the reinvestment of the Fund's dividends.

Pursuant to the Fund's Plan, unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested by Computershare as agent for Shareholders in administering the Plan (the "Plan Agent"), in additional shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by Computershare as the Dividend Disbursing Agent. Such participants may elect not to participate in the Plan and to receive all dividends and capital gain distributions in cash by sending written instructions to Computershare as the Dividend Disbursing Agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market ("open-market purchases") on the AMEX or elsewhere. If on the record date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued. If on the dividend record date the net asset value per share is greater than the market value (such condition being referred to herein as "market-discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the dividend record date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend record date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the record date of the dividend through the date before the next "ex-dividend" date. If, before the Plan Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend record date. Because of the foregoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net

Credit Suisse High Yield Bond Fund

Additional Information (unaudited) (continued)

asset value per share at the close of business on the last purchase date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

The automatic reinvestment of dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, RI 02940-3010, or call the plan agent at 1-800-730-6001.

LEVERAGE — BENEFITS AND RISKS

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under

Credit Suisse High Yield Bond Fund

Additional Information (unaudited) (continued)

the circumstances. During periods in which the Fund is utilizing leverage, the Management Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede Credit Suisse in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Credit Suisse High Yield Bond Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the terms of the Fund's existing investment advisory agreement. In this regard, the Board reviewed and re-approved, during the six months covered by this report an investment advisory agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("Credit Suisse") for the Fund.

More specifically, at a meeting held on November 16-17, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Credit Suisse and the re-approval of the Advisory Agreement.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for Credit Suisse was provided to the Board, as were responses of Credit Suisse to requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed these materials, which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Fund by investment personnel of Credit Suisse. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the chief investment officer who is primarily responsible for day-to-day portfolio management services for the Fund.

In addition, the Board received and reviewed information on Securities and Exchange Commission ("SEC") and other regulatory inquiries and examinations relating to the Fund and Credit Suisse. The Board considered the investment and legal compliance programs of the Fund and Credit Suisse, including their implementation of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives. The Board also considered the Fund's Chief Compliance Officer's report and recommendations.

The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding Credit Suisse's compensation arrangements for its personnel involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse.

Fund Performance and Expenses

The Board considered performance results for the Fund over a number of years, as well as for recent periods. It also considered these results in comparison to the group of funds consisting of all closed-end leveraged high current yield funds (the "Performance Universe"), as well as to the Fund's benchmark indices, the Lipper Closed-End Leveraged High Yield Bond Funds Index and the Citigroup High Yield Market Index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Performance Universe for the Fund and provided the comparative data. The Board was provided with a description of the methodology used by Lipper to select the closed-end mutual funds in the Fund's Performance Universe. The Board noted that, although the Fund had underperformed the median performance of the funds in its Performance Universe in some periods, it had out- performed the median performance in other periods.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including management fees, non-management fees and actual total expenses of the Fund (including and excluding investment-related expenses and taxes). It also considered comparisons of these fees to the expense information of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median expenses of a broader universe of relevant funds (the "Expense Universe"), which comparative data was provided by Lipper. The Board was provided with a description of the methodology used by Lipper to select the closed-end mutual funds in the Fund's Peer Group and Expense Universe.

The Board noted that the management fee paid by the Fund is appreciably higher that the median management fee of the Fund's Peer Group. However, the Board considered that the overall expense ratio of the Fund is consistent with the median expense ratio of the Fund's Peer Group, both including and excluding investment-related expenses and taxes.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreement for the Fund.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the Fund to Credit Suisse for investment advisory services.

Additionally, the Board received and considered information comparing the Advisory Agreement Rate (both on a stand-alone basis and on a combined basis with the Fund's administration fee rate) with those of the other funds in its Peer Group. The Board noted that the Fund's administrator is not affiliated with Credit Suisse and that the Fund's administration agreement and corresponding fees were negotiated at arm's-length. In this regard, the Board observed that the Advisory Agreement Rate was appreciably higher than the median rate of funds in its Peer Group. However, the Board considered that the Fund's non-management expenses were significantly lower than the median rate of the Peer Group. The Board concluded that these factors supported the Advisory Agreement Rate.

Profitability

The Board received and considered an estimated profitability analysis of Credit Suisse based on the Advisory Agreement Rate, as well as on any other relationships between the Fund and Credit Suisse and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received with regard to providing these services to the Fund were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints.

The Board observed that the Advisory Agreement did not initially offer breakpoints. However, the Board noted that as part of its past review and re-approval of the Advisory Agreements it had approved the inclusion of breakpoints in the Advisory Agreement Rate and, as a result, there would be potential for realizing economies of scale.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

Information about Services to Other Clients

The Board also received and considered information about the nature and extent of services and fee rates offered by Credit Suisse to its other clients, including other registered investment companies and institutional investors and investment companies to which Credit Suisse serves as an unaffiliated sub-adviser. The Board concluded that the Advisory Agreement Rate was reasonable given the nature and extent of services provided and comparison with fee rates offered to other clients. Where rates offered to other clients were appreciably lower, the Board concluded, based on information provided by Credit Suisse, that the costs associated with managing and operating a registered, closed-end, high yield bond fund, compared with other clients and other funds, provided a justification for the higher fee rates charged to the Fund.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least in each of its quarterly meetings, which include, among other things, a detailed portfolio review, and detailed fund performance reports, and confers with the chief investment officer of the Fund at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its remaining shareholders. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Credit Suisse High Yield Bond Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC, ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit-Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 18, 2006.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Credit Suisse High Yield Bond Fund

Other Funds Managed By Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Single Country
The Chile Fund, Inc. (CH)
The First Israel Fund, Inc. (ISL)
The Indonesia Fund, Inc. (IF)

Multiple Country
The Emerging Markets Telecommunications Fund, Inc. (ETF)
The Latin America Equity Fund, Inc. (LAQ)

Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (CIK)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website on the Internet: http://www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Capital Appreciation Fund

Credit Suisse Cash Reserve Fund

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Emerging Markets Fund

Credit Suisse Fixed Income Fund

Credit Suisse Global Fixed Income Fund

Credit Suisse Global Small Cap Fund

Credit Suisse High Income Fund

Credit Suisse International Focus Fund

Credit Suisse Japan Equity Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Value Fund

Credit Suisse Mid-Cap Growth Fund

Credit Suisse New York Municipal Fund

Credit Suisse Short Duration Bond Fund

Credit Suisse Small Cap Growth Fund

Credit Suisse Small Cap Value Fund

Credit Suisse Strategic Allocation Fund

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-market, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. For up-to-date performance, please look in the mutual fund section of your newspaper under Credit Suisse.

Credit Suisse Asset Management Securities, Inc., Distributor.

Credit Suisse High Yield Bond Fund

Summary of General Information (unaudited)

Credit Suisse High Yield Bond Fund is a closed-end, non-diversified management investment company whose shares trade on the American Stock Exchange, LLC. The Fund's American Stock Exchange trading symbol is DHY. Its investment objective is to seek high current income. Credit Suisse Asset Management, LLC is part of the asset management business of Credit Suisse, one of the world's leading banks. With offices focused on asset management in 18 countries, Credit Suisse's asset management business is operated as a globally integrated network to deliver the bank's best investment ideas and capabilities to clients around the world.

Shareholder Information

The market price is published in: The New York Times (daily) under the designation "CrSuiHiY" and The Wall Street Journal (daily), and Barron's (each Monday) under the designation "CrSuisHighYld". Weekly comparative net asset value (NAV) and market price information about Credit Suisse High Yield Bond Fund's shares are published each Sunday in The New York Times and each Monday in The Wall Street Journal and Barron's, as well as other newspapers, in a table called "Closed-End Funds".

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800-293-1232 ■ www.credit-suisse.com/us

DHY-SAR-0406

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 6, 2006.

Item 11. Controls and Procedures.

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND, INC.

/s/Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2006